Document and Entity Information	Sep. 30, 2016
Prospectus:
Document Type	497
Document Period End Date	Sep. 30, 2016
Registrant Name	MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Central Index Key	0000882381
Amendment Flag	false
Document Creation Date	Sep. 30, 2016
Document Effective Date	Sep. 30, 2016
Prospectus Date	Feb. 29, 2016
Global Fixed Income Opportunities Fund | A | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINAX
Global Fixed Income Opportunities Fund | B | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINBX
Global Fixed Income Opportunities Fund | L | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINCX
Global Fixed Income Opportunities Fund | I | MORGAN STANLEY GLOBAL FIXED INCOME OPPORTUNITIES FUND
Prospectus:
Trading Symbol	DINDX
Morgan Stanley US Government Securities Trust | A | MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	USGAX
Morgan Stanley US Government Securities Trust | B | MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	USGBX
Morgan Stanley US Government Securities Trust | L | MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	USGCX
Morgan Stanley US Government Securities Trust | I | MORGAN STANLEY US GOVERNMENT SECURITIES TRUST
Prospectus:
Trading Symbol	USGDX
Morgan Stanley Mortgage Securities Trust | A | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGAX
Morgan Stanley Mortgage Securities Trust | B | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGBX
Morgan Stanley Mortgage Securities Trust | L | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGCX
Morgan Stanley Mortgage Securities Trust | I | MORGAN STANLEY MORTGAGE SECURITIES TRUST
Prospectus:
Trading Symbol	MTGDX
Morgan Stanley European Equity Fund Inc. | A | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGAX
Morgan Stanley European Equity Fund Inc. | B | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGBX
Morgan Stanley European Equity Fund Inc. | L | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGCX
Morgan Stanley European Equity Fund Inc. | I | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGDX
Morgan Stanley European Equity Fund Inc. | R | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGRX
Morgan Stanley European Equity Fund Inc. | Class W | MORGAN STANLEY EUROPEAN EQUITY FUND INC.
Prospectus:
Trading Symbol	EUGWX
Morgan Stanley Multi Cap Growth Trust | A | MORGAN STANLEY MULTI CAP GROWTH TRUST
Prospectus:
Trading Symbol	CPOAX
Morgan Stanley Multi Cap Growth Trust | B | MORGAN STANLEY MULTI CAP GROWTH TRUST
Prospectus:
Trading Symbol	CPOBX
Morgan Stanley Multi Cap Growth Trust | L | MORGAN STANLEY MULTI CAP GROWTH TRUST
Prospectus:
Trading Symbol	CPOCX
Morgan Stanley Multi Cap Growth Trust | I | MORGAN STANLEY MULTI CAP GROWTH TRUST
Prospectus:
Trading Symbol	CPODX